Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

May 27, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (the “Trust”)
Files Nos. 333-257356; 811-23710

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of the Trust. The Trust is filing the Amendment for the purpose of adding new series of shares to the Trust, all offering Class 3 shares, designated as specified on Appendix A attached hereto (the “New Funds”). The Amendment relates only to the New Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to or upon the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the SAI relating to the New Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:    Ehsan K. Sheikh

   Alan P. Goldberg

Philadelphia | Washington | New York | Chicago

Appendix A

Milliman – American Funds® U.S. Growth-Linked Strategy

1.	Milliman – American Funds® U.S. Growth-Linked Fund – Mar/Sep
2.	Milliman – American Funds® U.S. Growth-Linked Fund – May/Nov
3.	Milliman – American Funds® U.S. Growth-Linked Fund – Jan/Jul

Milliman – American Funds® U.S. Value-Linked Strategy

4.	Milliman – American Funds® U.S. Value-Linked Fund – Apr/Oct
5.	Milliman – American Funds® U.S. Value-Linked Fund – Jun/Dec
6.	Milliman – American Funds® U.S. Value-Linked Fund – Feb/Aug